Annual Fund Operating Expenses - INVESCO COMSTOCK FUND	Aug. 26, 2021
Class A
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.82%
Class C
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.56%
Class R
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.07%
Class Y
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.57%
Class R5
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.50%
Class R6
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.42%